STATEMENTS OF PROFIT (LOSS) AND COMPREHENSIVE INCOME (LOSS) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
REVENUES
Petroleum and natural gas sales	$ 243,825	$ 220,124
Royalties	(23,961)	(18,636)
Other income	5,574	7,750
Total revenues net of royalties	225,438	209,238
Realized gain on commodity contracts (note 17)	31,324	19,892
Unrealized gain (loss) on commodity contracts (note 17)	45,238	(29,525)
Revenues net of royalties and commodity contracts	302,000	199,605
EXPENSES
Production	111,816	113,589
Transportation	23,549	12,108
General and administrative	29,377	19,919
Loss on marketable securities	461	678
Share-based compensation (note 12)	532	3,784
Depletion and depreciation (note 7)	120,652	136,518
Impairment (reversal) (note 7)	13,150	(264,000)
Loss (gain) on dispositions (note 7)	56,672	170,667
Expenses	356,209	193,263
NET PROFIT (LOSS) BEFORE FINANCE AND TAXES	(54,209)	6,342
Finance expenses (note 14)	39,240	48,063
Realized (gain) loss on foreign exchange (note 15)	797	(277)
Unrealized foreign exchange (gain) loss	(18,298)	(7,918)
NET PROFIT (LOSS) BEFORE TAXES	(75,948)	(33,526)
TAXES
Deferred tax expense (recovery) (note 13)	15,415	(6,858)
NET PROFIT (LOSS) AND COMPREHENSIVE INCOME (LOSS)	$ (91,363)	$ (26,668)
Net profit (loss) per share (note 16)
Basic (in dollars per share)	$ (1.85)	$ (0.62)
Diluted (in dollars per share)	$ (1.85)	$ (0.62)